Trust specific information (Tables)	12 Months Ended
Dec. 31, 2024
Trust Specific Information
The reconciliation of bullion holdings for the years ended December 31, 2024 and 2023 is presented as follows:

The reconciliation of bullion holdings for the years ended December 31, 2024 and 2023 is presented as follows:

	December 31, 2024	December 31, 2023
	$	$
Balance at beginning of year	4,065,861	4,084,962
Purchases	329,940	149,522
Sales	(4,847)	—
Redemptions for physical bullion	(20,046)	(138,919)
Net realized gains (losses) on sales and redemptions for physical bullion	(1,401)	(8,316)
Net change in unrealized gains (losses)	850,600	(21,388)
Balance at end of year	5,220,107	4,065,861